LONG-TERM DEBT - Senior Subordinated Notes (Detail) - USD ($)	Sep. 30, 2015	Sep. 10, 2015	Aug. 11, 2015	Sep. 30, 2014	Aug. 31, 2013	Mar. 31, 2012	Feb. 28, 2005
Debt Instrument [Line Items]
Accrued interest	$ 12,055,000			$ 8,659,000
Amount of debt repurchased			$ 175,000,000
Senior Subordinated Notes | 2005 6 7/8% Senior Subordinated Notes
Debt Instrument [Line Items]
Loan face amount							$ 150,000,000
Note stated interest rate				6.875%			6.875%
Principal amount tendered and exchanged						$ 140,300,000
Debt outstanding	$ 9,700,000
Accrued interest				$ 83,000
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes
Debt Instrument [Line Items]
Loan face amount						$ 344,200,000
Note stated interest rate	11.00%			11.00%		11.00%
Accrued interest	$ 490,000			$ 1,300,000
Redeemable rate						100.00%
Redeemable rate after cutoff upon change of control						101.00%
Redeemable rate upon certain conditions						100.00%
Payment in Kind (PIK) interest rate						2.00%
Principal outstanding	$ 100,200,000
Effective interest rate of amounts outstanding	11.50%
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes | 2004 Senior Subordinated Notes
Debt Instrument [Line Items]
Principal amount tendered and exchanged						$ 203,800,000
Senior Subordinated Notes | 2012 11 % Senior Subordinated Notes | 2005 Senior Subordinated Notes
Debt Instrument [Line Items]
Principal amount tendered and exchanged						$ 140,300,000
Senior Unsecured Notes | 2012 11 % Senior Subordinated Notes
Debt Instrument [Line Items]
Amount of debt repurchased		$ 175,000,000			$ 69,000,000